[THE RESERVE FUNDS(R) LOGO]

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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
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Distributor--Resrv Partners, Inc.

RF/SEMI-ANNUAL 11/02

                           [THE RESERVE FUNDS(R) LOGO]

                                 SEMI-ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                 NOVEMBER 30, 2002

                         THE RESERVE FUND--PRIMARY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--60.0%                  (NOTE 1)
  ---------     ----------------------------------------------                  --------
                DOMESTIC--10.2%
$  100,000,000  American Express Centurion Bank, 1.6187%,
                5/07/03 (a).............................................  $        100,000,000
   200,000,000  Comerica Bank, 1.33%, 1/16/03 (b).......................           200,000,000
   200,000,000  Comerica Bank, 1.33%, 8/18/03 (b).......................           199,992,871
    50,000,000  Comerica Bank, 2.52%, 4/02/03...........................            50,000,818
   150,000,000  First Tennessee Bank, 1.70, 1/02/03.....................           150,000,000
   200,000,000  JPMorgan Chase Bank, 1.70%, 1/10/03.....................           200,000,000
   200,000,000  Keybank, 1.335%, 4/25/03 (a)............................           200,000,000
   100,000,000  National Bank of Commerce, 1.39%, 9/19/03 (a)...........           100,000,000
   200,000,000  Regions Bank, 1.70%, 1/06/03............................           200,000,000
   150,000,000  Southtrust Bank, 1.7272%, 3/28/03 (a)...................           149,976,080
                                                                          --------------------
                                                                                 1,549,969,769
                                                                          --------------------
                YANKEES--49.8%
   200,000,000  Abbey National PLC, 1.30%, 6/30/03 (a)..................           199,936,432
   200,000,000  Abbey National PLC, 1.31%, 2/12/03......................           200,000,000
   100,000,000  Abbey National PLC, 1.33%, 2/20/03......................           100,000,000
   100,000,000  Abbey National PLC, 1.71%, 1/15/03......................           100,000,000
   100,000,000  ABN-AMRO Bank, 1.91%, 10/17/03..........................           100,000,000
   100,000,000  Bank of Scotland, 2.50%, 4/2/03.........................           100,000,000
   100,000,000  Bank of Scotland, 2.73%, 5/19/03........................            99,990,940
   100,000,000  Bank of Scotland, 2.78%, 5/16/03........................            99,991,105
   200,000,000  Barclays Bank PLC, 1.32%, 2/20/03.......................           200,000,000
   175,000,000  Barclays Bank PLC, 1.34%, 2/10/03.......................           175,006,782
   100,000,000  Bayerische Landesbank Girozentrale, 1.30%,
                6/30/03 (a).............................................            99,968,216
   200,000,000  BNP Paribas, 1.32%, 2/20/03.............................           200,000,000
    50,000,000  Canadian Imperial Bank of Commerce, 1.325%, 2/10/03.....            50,000,000
   100,000,000  Canadian Imperial Bank of Commerce, 1.34%, 2/19/03......           100,000,000
   100,000,000  Canadian Imperial Bank of Commerce, 1.55%, 12/09/02.....           100,000,000
   200,000,000  Canadian Imperial Bank of Commerce, 1.71%, 1/09/03......           200,000,000
    50,000,000  Canadian Imperial Bank of Commerce, 1.72%, 12/08/03.....            49,980,843
   200,000,000  Commerzbank AG, 1.345%, 12/30/02 (a)....................           199,996,146
   100,000,000  Credit Agricole Indosuez, 1.31%, 4/28/03 (b)............           100,000,000
   200,000,000  Credit Agricole Indosuez, 2.12%, 12/31/02...............           200,000,000
   100,000,000  Credit Agricole Indosuez, 3.04%, 4/22/03................            99,992,420
   200,000,000  Credit Suisse First Boston, 1.32%, 2/13/03..............           200,000,000
   200,000,000  Credit Suisse First Boston, 1.37%, 9/19/03 (a)..........           200,000,000
   100,000,000  Credit Suisse First Boston, 2.14%, 7/21/03..............            99,993,721
   200,000,000  Deutsche Bank, 1.32%, 2/07/03...........................           200,000,000
   100,000,000  Deutsche Bank, 1.79%, 12/05/03..........................           100,000,000
   200,000,000  Dexia Bank, 1.33%, 1/15/03..............................           200,000,000
   100,000,000  Dexia Bank, 1.30%, 12/23/02.............................           100,000,000
   200,000,000  Dexia Bank, 1.32%, 2/10/03..............................           200,000,000
   100,000,000  Dexia Bank, 1.34%, 1/21/03..............................           100,000,000
   200,000,000  KBC Bank, 1.31%, 3/28/03 (a)............................           199,973,692

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--(CONTINUED)            (NOTE 1)
  ---------     ----------------------------------------------------            --------
$  100,000,000  KBC Bank, 1.33%, 2/21/03................................  $        100,000,000
   200,000,000  KBC Bank, 2.89%, 4/21/03................................           199,984,926
   200,000,000  Landesbank Baden-Wurttemberg, 1.34%, 2/20/03............           200,002,214
   200,000,000  Landesbank Baden-Wurttemberg, 1.555%, 12/09/02..........           200,000,194
   100,000,000  Landesbank Baden-Wurttemberg, 1.71%, 1/15/03............           100,000,000
   200,000,000  Landesbank Hessen-Thueringen Girozentrale, 1.58%,
                2/05/03.................................................           200,000,000
   200,000,000  Lloyds TSB Bank PLC, 1.32%, 2/19/03.....................           200,000,000
   200,000,000  Natexis Banques Populaires, 1.31%, 9/23/03 (a)..........           199,983,803
   200,000,000  Natexis Banques Populaires, 1.35%, 2/18/03..............           200,000,000
   100,000,000  Norddeutsche Landesbank Girozentrale, 1.30%,
                6/30/03 (a).............................................            99,973,952
   100,000,000  Royal Bank of Scotland, 1.33%, 1/08/03..................           100,000,000
   200,000,000  Royal Bank of Scotland, 1.34%, 1/21/03..................           200,000,000
   100,000,000  Royal Bank of Scotland, 1.35%, 1/22/03..................           100,000,000
   200,000,000  Royal Bank of Scotland, 1.53%, 12/09/02.................           200,000,000
   200,000,000  Svenska Handelsbanken, 1.295%, 6/30/03 (a)..............           199,947,023
   100,000,000  Svenska Handelsbanken, 1.30%, 12/23/02..................           100,000,000
   100,000,000  Svenska Handelsbanken, 2.14%, 7/18/03...................            99,993,802
   100,000,000  Toronto Dominion Bank, 1.75%, 5/13/03...................           100,000,000
   200,000,000  UBS, 1.34%, 1/06/03.....................................           200,000,000
   100,000,000  Westdeutsche Landesbank Girozentrale, 2.74%, 4/8/03.....           100,000,000
   100,000,000  Westdeutsche Landesbank Girozentrale, 2.78%, 5/16/03....            99,991,105
                                                                          --------------------
                                                                                 7,574,707,316
                                                                          --------------------
                Total Negotiable Bank Certificates of Deposit (Cost
                $9,124,677,085).........................................         9,124,677,085
                                                                          --------------------
                GOVERNMENT AGENCY NOTES--5.2%
   300,000,000  Federal Home Loan Bank, 1.85%, 10/30/03.................           300,000,000
   200,000,000  Federal Home Loan Bank, 2.00%, 11/14/03.................           200,000,000
   100,000,000  Federal Home Loan Bank, 2.025%, 11/21/03................           100,000,000
   100,000,000  Federal Home Loan Bank, 2.07%, 10/17/03.................           100,000,000
   100,000,000  Federal Home Loan Bank, 2.075%, 9/29/03.................           100,000,000
                                                                          --------------------
                Total Government Agency Notes (Cost $800,000,000).......           800,000,000
                                                                          --------------------
                REPURCHASE AGREEMENTS--35.9%
 2,084,000,000  Bear Stearns & Co., Inc., 1.40%, due 12/02/02,
                repurchase proceeds at maturity $2,084,243,133
                (collateralized by FGRA 0% due 7/15/08 to 6/15/32 valued
                at $917,376,261, FGRM 6.0% due 7/15/30 to 8/15/32 valued
                at $10,114,091, FGSR 0% due 01/01/23 valued at
                $2,088,260, FHLMC 6.4% due 4/25/06 valued at $2,107,317,
                FMRM 0% due 1/15/21 valued at $36,599, FNMA 0% to 7.0%
                due 12/25/24 to 1/25/48 valued at $11,146,997, FNST 0%
                due 9/01/10 valued at $923, FNRA 0% due 8/25/07 to
                10/25/32 valued at $982,348,261, FNRM 0% due 12/25/30 to
                9/25/32 valued at $18,038,510, FQRM 0% due 2/28/31
                valued at $19,799,248, FRRA 0% due 8/25/23 valued at
                $292,743, FXRA 0% due 3/18/31 to 3/18/32 valued at
                $57,555,569, FXRM 0% due 9/18/26 valued at $11,029,460,
                GNRJ 0% due 4/26/23 valued at $254,280, GNRM 4.691% due
                6/16/16 valued at $827,323, GNRR 2.33% to 6.0% due
                2/20/29 to 10/20/32 valued at $113,265,016, SFNI 0% due
                12/01/18 to 8/01/21 valued at $90,501, SFNP 0% due
                1/01/18 valued at $151,492).............................         2,084,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED) (CONTINUED)

  PRINCIPAL                                                                      VALUE
    AMOUNT      REPURCHASE AGREEMENTS--(CONTINUED)                              (NOTE 1)
  ---------     ----------------------------------                              --------
$1,200,000,000  Deutsche Banc Alex Brown Inc., 1.38% due 12/02/02,
                repurchase proceeds at maturity $1,200,138,000
                (collateralized by FGPC 5.5% due 11/01/17 valued at
                $73,255,890, FGRM 5.5% due 2/15/31 valued at
                $86,891,530, FNAR 5.31% to 6.118% due 10/01/11 to
                01/01/26 valued at $274,539,798, FNMS 5.0% to 7.0% due
                7/01/17 to 7/01/32 valued at $698,307,307. FXRM 6.25%
                due 11/15/22 valued at $103,005,475)....................  $      1,200,000,000
 1,200,000,000  JP Morgan Chase & Co., 1.34% due 12/02/02, repurchase proceeds at maturity $1,200,223,333 (collateralized by
                FGPC 6.0% to 7.0% due 12/01/12 to 9/01/29 valued at
                $107,712,290, FGRM 5.5% to 7.5% due 3/15/07 to 9/15/32
                valued at $394,551,001, FNMS 5.5% to 7.0% due 12/01/30
                to 11/01/32 valued at $292,814,692, FNRM 0% due 5/25/08
                to 12/25/29 valued at $226,927,809, GNMA 6.0% to 8.5%
                due 7/20/28 to 11/15/32 valued at $214,001,256).........         1,200,000,000
   500,000,000  Lehman Brothers, Inc., 1.30% due 12/02/02, repurchase proceeds at maturity $500,090,278 (collateralized by
                FGPC 5.0% to 10.0% due 4/01/03 to 12/01/32 valued at
                $177,876,058, FMPC 6.25% to 16.75% due 6/01/03 to
                2/01/20 valued at $2,353,130, FNMS 4.5% to 14.0% due
                6/1/03 to 12/01/32 valued at $334,083,701, FRPC 9.0% due
                1/25/17 valued at $617,873).............................           500,000,000
   483,000,000  State Street Bank & Trust Co., 1.25 % to 1.31%, due
                12/02/02, repurchase proceeds at maturity $483,052,313
                (collateralized by U. S. Treasury Bills 0% due 5/29/03
                valued at $492,706,455).................................           483,000,000
                                                                          --------------------
                Total Repurchase Agreements (Cost $5,467,000,000).......         5,467,000,000
                                                                          --------------------

                  TOTAL INVESTMENTS (COST $15,391,677,085)............     101.1%       15,391,677,085
                  LIABILITIES, LESS OTHER ASSETS......................      (1.1)         (172,445,859)
                                                                        --------  --------------------
                  NETS ASSETS.........................................     100.0% $     15,219,231,226
                                                                        ========  ====================
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                  EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                  $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                  OF EACH CLASS:
                  6,511,067,927 SHARES CLASS R..................................                 $1.00
                                                                                  ====================
                  7,059,522 SHARES CLASS 75.....................................                 $1.00
                                                                                  ====================
                  513,922,682 SHARES CLASS TREASURER'S TRUST....................                 $1.00
                                                                                  ====================
                  20,152,329 SHARES CLASS 45....................................                 $1.00
                                                                                  ====================
                  12,078,957 SHARES CLASS 35....................................                 $1.00
                                                                                  ====================
                  1,779,292,614 SHARES CLASS 25.................................                 $1.00
                                                                                  ====================
                  219,959,305 SHARES CLASS 15...................................                 $1.00
                                                                                  ====================
                  6,145,697,890 SHARES CLASS 8..................................                 $1.00
                                                                                  ====================

-----------------

(a)  Variable rate certificate.
(b)  Floating rate certificate of deposit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                    VALUE
   AMOUNT     U.S. TREASURY BILLS--37.8%                                    (NOTE 1)
 ---------    --------------------------                                    --------
$350,000,000  1.215%, 12/5/02.........................................  $     349,964,563
                                                                        -----------------
              Total U.S. Treasury Bills (Cost $349,964,563)...........        349,964,563
                                                                        -----------------

              FEDERAL HOME LOAN MORTGAGE--1.1%
              --------------------------------
  10,000,000  3.18%, 10/24/03.........................................         10,144,982
                                                                        -----------------
              Total Federal Home Loan Mortgage (Cost $10,144,982).....         10,144,982
                                                                        -----------------

              FEDERAL HOME LOAN BANK--15.6%
              -----------------------------
  25,000,000  2.075%, 9/29/03.........................................         25,000,000
  50,000,000  2.07%, 10/17/03.........................................         50,000,000
  50,000,000  1.85%, 10/30/03.........................................         50,000,000
  10,000,000  2.00%, 11/14/03.........................................         10,000,000
  10,000,000  1.60%, 12/16/03.........................................         10,000,000
                                                                        -----------------
              Total Federal Home Loan Bank (Cost $145,000,000)........        145,000,000
                                                                        -----------------

              REPURCHASE AGREEMENTS--45.5%
              ----------------------------
 225,000,000  Bear Stearns & Co., Inc., 1.36%, due 12/2/02, repurchase proceeds at maturity $225,025,500 (collateralized by
              GNMA 0% to 9.5% due 6/15/03 to 11/15/32 valued at
              $231,754,139)...........................................        225,000,000
 100,000,000  Lehman Brothers, Inc., 1.31%, due 12/2/02, repurchase proceeds at maturity $100,010,917 (collateralized by
              GNAR 4.0% to 6.0% due 2/20/32 to 11/20/32 valued at
              $4,983,837, GNMA 4.5% to 13.0% due 4/15/04 to 11/15/32
              valued at $98,003,832)..................................        100,000,000
  96,000,000  State Street Bank & Trust Co., 1.30%, due 12/2/02,
              repurchase proceeds at maturity $96,010,400
              (collateralized by U.S. Treasury Bills 0% due 5/29/03
              valued at $97,929,295)..................................         96,000,000
                                                                        -----------------
              Total Repurchase Agreements (Cost $421,000,000).........        421,000,000
                                                                        -----------------

                 TOTAL INVESTMENTS (COST $926,109,545)...............     100.0%       926,109,545
                 LIABILITIES, LESS OTHER ASSETS......................       0.0            (49,405)
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     926,060,140
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                 OF EACH CLASS:
                 874,276,172 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 4,134,934 SHARES CLASS TREASURER'S TRUST......................              $1.00
                                                                                 =================
                 170,190 SHARES CLASS 45.......................................              $1.00
                                                                                 =================
                 47,277,721 SHARES CLASS 25....................................              $1.00
                                                                                 =================
                 100,047 SHARES CLASS 15.......................................              $1.00
                                                                                 =================
                 101,076 SHARES CLASS 8........................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                               VALUE
  AMOUNT     U.S. TREASURY BILLS--99.8%                                (NOTE 1)
 ---------   --------------------------                                --------
$42,000,000  1.18%--1.61%, 12/05/02..............................  $      41,994,902
 59,000,000  1.62%--1.76%, 12/12/02..............................         58,972,056
 38,000,000  1.21%--1.62%, 12/19/02..............................         37,971,202
 53,000,000  1.185%--1.24%, 12/26/02.............................         52,956,920
 63,000,000  1.55%--1.63%, 1/02/03...............................         62,913,846
 35,000,000  1.61%, 1/09/03......................................         34,940,520
 30,000,000  1.71%, 1/16/03......................................         29,935,875
 60,000,000  1.535%--1.605%, 1/23/03.............................         59,864,944
  4,000,000  1.20%, 2/06/03......................................          3,991,200
 40,000,000  1.51%, 2/13/03......................................         39,877,522
 40,000,000  1.62%, 3/06/03......................................         39,830,800
 26,000,000  1.225%, 4/03/03.....................................         25,892,064
  4,000,000  1.22%, 4/10/03......................................          3,982,513
 30,000,000  1.22%, 4/17/03......................................         29,861,733
 50,000,000  1.235%, 4/24/03.....................................         49,754,715
 32,000,000  1.23%, 5/15/03......................................         31,820,693
 21,000,000  1.24%--1.25%, 5/22/03...............................         20,876,263
                                                                   -----------------

                 TOTAL U.S. TREASURY BILLS (COST $625,437,768).......      99.8%       625,437,768
                 OTHER ASSETS, LESS LIABILITIES......................       0.2          1,129,981
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     626,567,749
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS
                 OF EACH CLASS:
                 358,633,091 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 267,833,574 SHARES CLASS TREASURER'S TRUST....................              $1.00
                                                                                 =================
                 101,084 SHARES CLASS 8........................................              $1.00
                                                                                 =================

                                          GLOSSARY
FGPC   --   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   --   FHLMC Adjustable Rate REMIC
FGRM   --   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSR   --   Freddie MAC Gold STRIP Pro-Rata Principal only
FHLMC  --   Federal Home Loan Mortgage Corp.
FMPC   --   Freddie Mac Mortgage Participation Certificates
FMRM   --   Feddie Mac Issuer FHLMC
FNMA   --   Federal National Mortgage Association
FNMS   --   Federal Mortgage-Backed Pass-Through Securities
FNRA   --   FHLMC Real Estate Mortgage Conduit Adjustable Rate
            Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed
FNRM   --   Pass-Through Securities
FNST   --   FNMA STRIPS
FQRM   --   Fannie Mae Grantor trust series 2001 T-7
FRPC   --   Mortgage gold pool
FRRA   --   GNMA Adj. Rate REMIC--Issued by Freddie Mac
FXRA   --   Fannie Mae series 2001-72
FXRM   --   Fannie Mae series 1998-19 class pk
GNAR   --   GNMA Adjustable Rate Mortgage-Back Pass-Through Securities
GNMA   --   Government National Mortgage Association
GNRJ   --   GNMA series 1999-10
GNRM   --   GNMA Pass-Through Floater
GNRR   --   PPC eligible GNMA REMIC
SFNI   --   Fannie Mae interest Strip
SFNP   --   Fannie Mae Principal only

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED NOVEMBER 30, 2002 (UNAUDITED)

                                                      U.S.        U.S.
                                       PRIMARY     GOVERNMENT   TREASURY
                                         FUND         FUND        FUND
                                     ------------  ----------  ----------
INTEREST INCOME (Note 1)...........  $122,244,152  $8,328,539  $5,123,901
                                     ------------  ----------  ----------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R........................    26,375,326  3,615,249    1,424,862
    Class 75.......................        62,933        --            --
    Class Treasurer's Trust........     1,519,904    11,916       767,475
    Class 45.......................        49,452       646            --
    Class 35.......................        17,782        --            --
    Class 25.......................     2,393,663    76,509            --
    Class 15.......................        82,673         5            --
    Class 8........................     1,530,013         4             4
  DISTRIBUTION (12b-1) FEES:
    Class R........................     6,593,831   903,812       356,215
    Class 75.......................        22,886        --            --
  Trustee fees.....................       116,358     9,600         5,847
                                     ------------  ----------  ----------
    Net Expenses...................    38,764,821  4,617,741    2,554,403
                                     ------------  ----------  ----------

NET INVESTMENT INCOME, Representing
  Net Increase in Net Assets
  from Investment Operations.......  $ 83,479,331  $3,710,798  $2,569,498
                                     ============  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              SIX MONTHS           YEAR          SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                ENDED             ENDED             ENDED            ENDED            ENDED            ENDED
                             NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                               2002(A)             2002            2002(A)           2002            2002(A)           2002
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     83,479,331  $    203,659,296  $    3,710,798   $    13,927,943  $    2,569,498   $     8,698,640
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1)
  Class R................       (29,251,425)     (115,933,938)     (3,239,051)      (12,987,226)     (1,214,126)       (5,845,584)
  Class 75...............          (131,913)         (383,623)             --                --              --                --
  Class Treasurer's
    Trust................        (3,258,778)       (9,436,548)        (22,153)         (109,691)     (1,355,288)       (2,853,056)
  Class 45...............          (158,773)         (522,401)         (1,813)          (35,998)             --                --
  Class 35...............           (77,206)               --              --                --              --                --
  Class 25...............       (15,714,993)       44,227,745)       (447,658)         (795,028)             --                --
  Class 15...............          (917,654)         (478,729)            (47)               --              --                --
  Class 8................       (33,968,589)      (32,676,312)            (76)               --             (84)               --
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                                (83,479,331)     (203,659,296)     (3,710,798)      (13,927,943)     (2,569,498)       (8,698,640)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    53,720,930,795    49,203,863,372   1,414,983,529     3,312,959,063   1,094,843,349     2,234,824,153
  Dividends reinvested...        83,479,331       203,659,296       3,710,798        13,927,943       2,569,498         8,698,640
  Cost of shares
    redeemed.............   (50,569,579,311)  (44,373,496,202) (1,490,017,629)   (3,240,382,619) (1,072,997,270)   (2,070,970,763)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                              3,234,830,815     5,034,026,466     (71,323,302)       86,504,387      24,415,577       172,552,030
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase (decrease)
    in net assets........     3,234,830,815     5,034,026,466     (71,323,302)       86,504,387      24,415,577       172,552,030

NET ASSETS:
  Beginning of year......    11,984,400,411     6,950,373,945     997,383,442       910,879,055     602,152,172       429,600,142
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of period..........  $ 15,219,231,226  $ 11,984,400,411  $  926,060,140   $   997,383,442  $  626,567,749   $   602,152,172
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and the Strategist Money Market Fund (collectively, the "Funds"). These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds. Effective April 9, 2001, the Primary Fund, U.S. Government Fund and the U.S. Treasury Fund offer each eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45,
     Class Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
           0.08%       0.15%        0.25%        0.35%        0.45%             0.60%         0.55%       0.80%

     DISTRIBUTION ASSISTANCE
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 plan, which allows the Funds to pay distribution fees for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the Plan. The maximum level of distribution expenses is 0.20% per year of the Classes' average net assets, respectively. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

     At November 30, 2002, the composition of each Fund's net assets were follows:

                                               PRIMARY      U.S. GOVERNMENT  U.S. TREASURY
                                                FUND             FUND            FUND
                                           ---------------  ---------------  -------------
      Par Value..........................  $    15,219,231   $    926,060    $    626,568
      Additional Paid-in-Capital.........   15,204,011,995    925,134,080     625,941,181
                                           ---------------   ------------    ------------
      Net Assets.........................  $15,219,231,226   $926,060,140    $626,567,749
                                           ===============   ============    ============

(5)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the six months ended November 30, 2002 and year ended May 31, 2002, the capital share transactions of each Fund were as follows:

                                                                       SIX MONTHS ENDED NOVEMBER 30, 2002
                                                          -------------------------------------------------------------
                                                                                          TREASURER'S
      PRIMARY FUND                                           CLASS R         CLASS 75        TRUST         CLASS 45
      ------------                                        --------------  --------------  ------------  ---------------
      Sold..............................................   8,458,656,243      46,163,775   731,183,087       36,433,770
      Reinvested........................................      29,251,425         131,913     3,258,778          158,773
      Redeemed..........................................  (8,438,823,692)    (52,693,025) (730,503,528)     (39,576,206)
                                                          --------------  --------------  ------------  ---------------
      Net Increase (Decrease)...........................      49,083,976      (6,397,337)    3,938,337       (2,983,663)
                                                          ==============  ==============  ============  ===============

      PRIMARY FUND                                          CLASS 35*        CLASS 25       CLASS 15        CLASS 8
      ------------                                        --------------  --------------  ------------  ---------------
      Sold..............................................      12,001,751   1,412,858,110   374,066,119   42,649,567,940
      Reinvested........................................          77,206      15,714,993       917,654       33,968,589
      Redeemed..........................................              --  (1,762,729,110) (189,070,903) (39,356,182,847)
                                                          --------------  --------------  ------------  ---------------
      Net Increase (Decrease)...........................      12,078,957    (334,156,007)  185,912,870    3,327,353,682
                                                          ==============  ==============  ============  ===============

                                                                         TREASURER'S
      U.S. GOVERNMENT FUND                                   CLASS R        TRUST      CLASS 45
      --------------------                                -------------  -----------  -----------
      Sold..............................................  1,388,918,776   1,884,991      681,657
      Reinvested........................................      3,239,051      22,153        1,813
      Redeemed..........................................   (420,188,156) (1,736,347)    (956,580)
                                                          -------------  ----------   ----------
      Net Increase (Decrease)...........................    971,969,671     170,797     (273,110)
                                                          =============  ==========   ==========

      U.S. GOVERNMENT FUND                                 CLASS 25     CLASS 15**     CLASS 8***
      --------------------                                -----------  -------------  -------------
      Sold..............................................   23,297,105      100,000        101,000
      Reinvested........................................      447,658           47             76
      Redeemed..........................................  (67,136,546)          --             --
                                                          -----------   ----------     ----------
      Net (Decrease) Increase...........................  (43,391,783)     100,047        101,076
                                                          ===========   ==========     ==========

--------------------------------------------------------------------------------

                                                                        TREASURER'S
      U.S. TREASURY FUND                                    CLASS R        TRUST       CLASS 8
      ------------------                                  ------------  ------------  ----------
      Sold..............................................   552,046,853   542,695,496    101,000
      Reinvested........................................     1,214,126     1,355,288         84
      Redeemed..........................................  (538,924,796) (534,072,474)        --
                                                          ------------  ------------  ---------
      Net Increase......................................    14,336,183     9,978,310    101,084
                                                          ============  ============  =========

                                                                         FOR YEAR ENDED MAY 31, 2002
                                                          ----------------------------------------------------------
                                                                                          TREASURER'S
      PRIMARY FUND                                            CLASS R        CLASS 75        TRUST        CLASS 45
      ------------                                        ---------------  ------------  --------------  -----------
      Sold..............................................   22,378,444,181   106,617,318   2,342,184,643   84,916,322
      Reinvested........................................      115,933,938       383,623       9,436,548      522,401
      Redeemed..........................................  (22,274,243,404) (118,200,495) (2,066,093,718) (69,730,431)
                                                          ---------------  ------------  --------------  -----------
      Net Increase (Decrease)...........................      220,134,715   (11,199,554)    285,527,473   15,708,292
                                                          ===============  ============  ==============  ===========

      PRIMARY FUND                                           CLASS 25      CLASS 15****      CLASS 8*****
      ------------                                        --------------  ---------------  ----------------
      Sold..............................................   5,658,249,167     248,916,580    18,384,535,161
      Reinvested........................................      44,227,745         478,729        32,676,312
      Redeemed..........................................  (4,031,012,015)   (215,348,874)  (15,598,867,265)
                                                          --------------  --------------   ---------------
      Net Increase......................................   1,671,464,897      34,046,435     2,818,344,208
                                                          ==============  ==============   ===============

                                                                          TREASURER'S
      U.S. GOVERNMENT FUND                                   CLASS R         TRUST        CLASS 45       CLASS 25
      --------------------                                --------------  -----------  ---------------  -----------
      Sold..............................................   3,166,984,953    9,238,978       13,784,193  122,950,939
      Reinvested........................................      12,987,226      109,691           35,998      795,028
      Redeemed..........................................  (3,164,767,034) (20,969,699)     (17,816,091) (36,829,795)
                                                          --------------  -----------  ---------------  -----------
      Net Increase (Decrease)...........................      15,205,145  (11,621,030)      (3,995,900)  86,916,172
                                                          ==============  ===========  ===============  ===========

                                                                           TREASURER'S
      U.S. TREASURY FUND                                     CLASS R          TRUST
      ------------------                                  --------------  --------------
      Sold..............................................   1,299,766,782     935,057,371
      Reinvested........................................       5,845,584       2,853,056
      Redeemed..........................................  (1,362,489,975)   (708,480,788)
                                                          --------------  --------------
      Net (Decrease) Increase...........................     (56,877,609)    229,429,639
                                                          ==============  ==============

---------------

  *  From July 1, 2002 (Commencement of Class) to November 30, 2002.
 ** From November 18, 2002 (Commencement of Class) to November 30, 2002. *** From June 7, 2002 (Commencement of Class) to November 30, 2002.
**** From July 30, 2001 (Commencement of Class) to May 31, 2002.
****** From July 27, 2001 (Commencement of Class) to May 31, 2002.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated.

                                                                                     CLASS R
                                                 --------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                         FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,    ---------------------------------------------------------------
      PRIMARY FUND                                   2002(A)         2002         2001         2000         1999         1998
      ------------                               ---------------  -----------  -----------  -----------  -----------  -----------
      Net asset value at beginning of year.....     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
      Net investment income from investment
        operations.............................       0.0045         0.0187       0.0511       0.0492       0.0438       0.0483
      Less dividends from net investment
        income.................................      (0.0045)       (0.0187)     (0.0511)     (0.0492)     (0.0438)     (0.0483)
                                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of period.........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
      Total Return.............................        0.45%          1.90%        5.29%        4.92%        4.38%        4.83%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of period (millions)......     $6,511.1       $6,462.0     $6,241.8     $4,355.9     $3,330.1     $2,707.6
      Ratio of expenses to average net
        assets.................................        1.00%(b)       1.01%        1.00%        1.00%        1.00%        0.94%
      Ratio of net investment income to average
        net assets.............................        0.89%(b)       1.86%        5.11%        4.74%        4.26%        4.71%

                                                                CLASS 75                             TREASURER'S TRUST
                                                 ---------------------------------------  ---------------------------------------
                                                   SIX MONTHS       FISCAL      PERIOD      SIX MONTHS       FISCAL      PERIOD
                                                      ENDED       YEAR ENDED    ENDED          ENDED       YEAR ENDED    ENDED
                                                  NOVEMBER 30,     MAY 31,     MAY 31,     NOVEMBER 30,     MAY 31,     MAY 31,
      PRIMARY FUND                                   2002(A)         2002      2001(C)        2002(A)         2002      2001(C)
      ------------                               ---------------  ----------  ----------  ---------------  ----------  ----------

      Net asset value at beginning of period...     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000    $ 1.0000
                                                    --------       --------    --------      --------       --------    --------
      Net investment income from investment
        operations.............................       0.0057         0.0213      0.0003        0.0065         0.0228      0.0003
      Less dividends from net investment
        income.................................      (0.0057)       (0.0213)    (0.0003)      (0.0065)       (0.0228)    (0.0003)
                                                    --------       --------    --------      --------       --------    --------
      Net asset value at end of period.........     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000    $ 1.0000
                                                    ========       ========    ========      ========       ========    ========
      Total Return.............................        0.58%          2.16%       0.03%         0.65%          2.32%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of period (millions)......     $   17.1       $   23.5    $   34.7      $  513.9       $  510.0    $  224.5
      Ratio of expenses to average net
        assets.................................        0.75%(b)       0.76%       0.75%(b)       0.60%(b)      0.60%       0.60%(b)
      Ratio of net investment income to average
        net assets.............................        1.15%(b)       2.33%       3.97%(b)       1.29%(b)      2.05%       4.12%(b)

--------------------------------------------------------------------------------

                                                                         CLASS 45                     CLASS 35
                                                          ---------------------------------------  ---------------
                                                            SIX MONTHS       FISCAL      PERIOD      SIX MONTHS
                                                               ENDED       YEAR ENDED    ENDED          ENDED
                                                           NOVEMBER 30,     MAY 31,     MAY 31,     NOVEMBER 30,
      PRIMARY FUND                                            2002(A)         2002      2001(C)      2002(A)(D)
      ------------                                        ---------------  ----------  ----------  ---------------

      Net asset value at beginning of period............     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000
                                                             --------       --------    --------      --------
      Net investment income from investment
        operations......................................       0.0073         0.0243      0.0004        0.0064
      Less dividends from net investment income.........      (0.0073)       (0.0243)    (0.0004)      (0.0064)
                                                             --------       --------    --------      --------
      Net asset value at end of period..................     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000
                                                             ========       ========    ========      ========
      Total Return......................................        0.73%          2.48%       0.04%         0.64%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............     $   20.2       $   23.1    $    7.4      $   12.1
      Ratio of expenses to average net assets...........        0.45%(b)       0.45%       0.45%(b)       0.35%(b)
      Ratio of net investment income to average net
        assets..........................................        1.44%(b)       2.13%       4.27%(b)       1.53%(b)

                                                                         CLASS 25                           CLASS 15
                                                          ---------------------------------------  ---------------------------
                                                            SIX MONTHS       FISCAL      PERIOD      SIX MONTHS       PERIOD
                                                               ENDED       YEAR ENDED    ENDED          ENDED         ENDED
                                                           NOVEMBER 30,     MAY 31,     MAY 31,     NOVEMBER 30,     MAY 31,
      PRIMARY FUND                                            2002(A)         2002      2001(C)        2002(A)       2001(E)
      ------------                                        ---------------  ----------  ----------  ---------------  ----------

      Net asset value at beginning of period............     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000
                                                             --------       --------    --------      --------       --------
      Net investment income from investment
        operations......................................       0.0083         0.0263      0.0004        0.0088         0.0205
      Less dividends from net investment income.........      (0.0083)       (0.0263)    (0.0004)      (0.0088)       (0.0205)
                                                             --------       --------    --------      --------       --------
      Net asset value at end of period..................     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000
                                                             ========       ========    ========      ========       ========
      Total Return......................................        0.83%          2.69%       0.04%         0.88%          2.08%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------------------
      Net assets end of period (millions)...............     $1,779.3       $2,113.4    $  442.0      $  220.0       $   34.1
      Ratio of expenses to average net assets...........        0.25%(b)       0.25%       0.25%(b)       0.15%(b)      0.15%
      Ratio of net investment income to average net
        assets..........................................        1.64%(b)       2.31%       4.47%(b)       1.68%(b)      2.07%

--------------------------------------------------------------------------------

                                                                    CLASS 8
                                                          ---------------------------
                                                            SIX MONTHS       PERIOD
                                                               ENDED         ENDED
                                                           NOVEMBER 30,     MAY 31,
      PRIMARY FUND                                            2002(A)       2002(F)
      ------------                                        ---------------  ----------

      Net asset value at beginning of period............     $ 1.0000       $ 1.0000
                                                             --------       --------
      Net investment income from investment
        operations......................................       0.0091         0.0214
      Less dividends from net investment income.........      (0.0091)       (0.0214)
                                                             --------       --------
      Net asset value at end of period..................     $ 1.0000       $ 1.0000
                                                             ========       ========
      Total Return......................................        0.92%          2.17%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............     $6,145.7       $2,818.3
      Ratio of expenses to average net assets...........        0.08%          0.08%(b)
      Ratio of net investment income to average net
        assets..........................................        1.78%          2.25%(b)

                                                                                     CLASS R
                                                 --------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                         FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,    ---------------------------------------------------------------
      U.S. GOVERNMENT FUND                           2002(A)         2002         2001         2000         1999         1998
      --------------------                       ---------------  -----------  -----------  -----------  -----------  -----------

      Net asset value at beginning of year.....     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
      Net investment income from investment
        operations.............................       0.0036         0.0149       0.0493       0.0471       0.0426       0.0471
      Less dividends from net investment
        income.................................      (0.0036)       (0.0149)     (0.0493)     (0.0471)     (0.0426)     (0.0471)
                                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of period.........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
      Total Return.............................        0.36%          1.50%        5.12%        4.71%        4.26%        4.71%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of period (millions)......     $  874.3       $  902.3     $  887.1     $  667.7     $  716.2     $  652.5
      Ratio of expenses to average net
        assets.................................        1.00%(b)       1.01%        1.01%        1.00%        1.00%        0.99%
      Ratio of net investment income to average
        net assets.............................        0.72%(b)       1.44%        4.93%        4.12%        4.16%        4.63%

--------------------------------------------------------------------------------

                                                            TREASURER'S TRUST                            CLASS 45
                                                 ---------------------------------------  ---------------------------------------
                                                   SIX MONTHS       FISCAL      PERIOD      SIX MONTHS       FISCAL      PERIOD
                                                      ENDED       YEAR ENDED    ENDED          ENDED       YEAR ENDED    ENDED
                                                  NOVEMBER 30,     MAY 31,     MAY 31,     NOVEMBER 30,     MAY 31,     MAY 31,
      U.S. GOVERNMENT FUND                           2002(A)         2002      2001(C)        2002(A)         2002      2001(C)
      --------------------                       ---------------  ----------  ----------  ---------------  ----------  ----------

      Net asset value at beginning of period...     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000    $ 1.0000
                                                    --------       --------    --------      --------       --------    --------
      Net investment income from investment
        operations.............................       0.0056         0.0189      0.0003        0.0064         0.0203      0.0003
      Less dividends from net investment
        income.................................      (0.0056)       (0.0189)    (0.0003)      (0.0064)       (0.0203)    (0.0003)
                                                    --------       --------    --------      --------       --------    --------
      Net asset value at end of period.........     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000    $ 1.0000
                                                    ========       ========    ========      ========       ========    ========
      Total Return.............................        0.56%          1.91%       0.03%         0.64%          2.06%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of period (millions)......     $    4.1       $    4.0    $   15.6      $    0.2       $    0.4    $    4.4
      Ratio of expenses to average net
        assets.................................        0.60%(b)       0.60%       0.60%(b)       0.45%(b)      0.45%       0.45%(b)
      Ratio of net investment income to average
        net assets.............................        1.19%(b)       2.16%       3.47%(b)       1.08%(b)      2.73%       3.62%(b)

                                                                       CLASS 25                     CLASS 15          CLASS 8
                                                        ---------------------------------------  ---------------  ---------------
                                                          SIX MONTHS       FISCAL      PERIOD      SIX MONTHS       SIX MONTHS
                                                             ENDED       YEAR ENDED    ENDED          ENDED            ENDED
                                                         NOVEMBER 30,     MAY 31,     MAY 31,     NOVEMBER 30,     NOVEMBER 30,
      U.S. GOVERNMENT FUND                                  2002(A)         2002      2001(C)      2002(A)(G)       2002(A)(H)
      --------------------                              ---------------  ----------  ----------  ---------------  ---------------

      Net asset value at beginning of period..........     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000         $ 1.0000
                                                           --------       --------    --------      --------         --------
      Net investment income from investment
        operations....................................       0.0074         0.0224      0.0003        0.0005           0.0082
      Less dividends from net investment income.......      (0.0074)       (0.0224)    (0.0003)      (0.0005)         (0.0082)
                                                           --------       --------    --------      --------         --------
      Net asset value at end of period................     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000         $ 1.0000
                                                           ========       ========    ========      ========         ========
      Total Return....................................        0.74%          2.28%       0.03%         0.05%            0.82%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions).............     $   47.3       $   90.7    $    3.8      $    0.1         $    0.1
      Ratio of expenses to average net assets.........        0.25%(b)       0.25%       0.25%(b)       0.15%(b)        0.07%(b)
      Ratio of net investment income to average net
        assets........................................        1.46%(b)       1.71%       3.82%(b)       1.32%(b)        1.35%(b)

--------------------------------------------------------------------------------

                                                                                     CLASS R
                                                 --------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                         FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,    ---------------------------------------------------------------
      U.S TREASURY INSTITUTIONAL FUND                2002(A)         2002         2001         2000         1999         1998
      -------------------------------            ---------------  -----------  -----------  -----------  -----------  -----------

      Net asset value at beginning of year.....     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
      Net investment income from investment
        operations.............................       0.0034         0.0166       0.0468       0.0443       0.0410       0.0456
      Less dividends from net investment
        income.................................      (0.0034)       (0.0166)     (0.0468)     (0.0443)     (0.0410)     (0.0456)
                                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of period.........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
      Total Return.............................        0.35%          1.68%        4.82%        4.43%        4.10%        4.56%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of period (millions)......     $  358.6       $  344.3     $  401.2     $  397.2     $  286.7     $  239.8
      Ratio of expenses to average net
        assets.................................        1.00%(b)       1.00%(i)     1.04%(i)     1.00%(i)     1.00%(i)     0.97%(i)
      Ratio of net investment income to average
        net asset..............................        0.68%(b)       1.61%(i)     4.63%(i)     4.12%(i)     3.76%(i)     4.26%(i)

                                                                     TREASURER'S TRUST                 CLASS 8
                                                          ---------------------------------------  ---------------
                                                            SIX MONTHS       FISCAL      PERIOD      SIX MONTHS
                                                               ENDED       YEAR ENDED    ENDED          ENDED
                                                           NOVEMBER 30,     MAY 31,     MAY 31,     NOVEMBER 30,
      U.S TREASURY INSTITUTIONAL FUND                         2002(A)         2002      2001(C)      2002(A)(H)
      -------------------------------                     ---------------  ----------  ----------  ---------------

      Net asset value at beginning of period............     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000
                                                             --------       --------    --------      --------
      Net investment income from investment
        operations......................................       0.0054         0.0203      0.0003        0.0085
      Less dividends from net investment income.........      (0.0054)       (0.0203)    (0.0003)      (0.0085)
                                                             --------       --------    --------      --------
      Net asset value at end of period..................     $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000
                                                             ========       ========    ========      ========
      Total Return......................................        0.54%          2.06%       0.03%         0.85%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............     $  267.8       $  257.9    $   28.4      $    0.1
      Ratio of expenses to average net assets...........        0.61%(b)       0.61%       0.60%(b)       0.07%(b)
      Ratio of net investment income to average net
        asset...........................................        1.07%(b)       1.44%       3.44%(b)       1.48%(b)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(d)  From July 1, 2002 (Commencement of Class) to November 30, 2002.
(e)  From July 30, 2001 (Commencement of Class) to May 31, 2002.
(f)  From July 27, 2001 (Commencement of Class) to May 31, 2002.
(g)  From November 18, 2002 (Commencement of Class) to November 30, 2002.
(h)  From June 7, 2002 (Commencement of Class) to November 30, 2002.
(i) Due to the voluntary waiver of certain expenses by RMCI, the actual expense ratios and net investment income of the U.S. Treasury Fund Class R amounted to:

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2002     2001     2000     1999     1998
                                                          -------  -------  -------  -------  -------

      Expense Ratio.....................................    0.97%    0.99%    0.86%    0.77%    0.77%
      Net Investment Income.............................    1.64%    4.68%    4.26%    3.99%    4.46%